Quarterly Holdings Report
for

Fidelity® SAI International Momentum Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IMI-QTLY-0920
1.9898217.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 6.2%
Ampol Ltd.	32,112	$602,927
Aurizon Holdings Ltd.	240,768	765,474
CSL Ltd.	43,565	8,406,866
Dominos Pizza Enterprises Ltd.	7,841	414,100
Fortescue Metals Group Ltd.	217,773	2,708,786
JB Hi-Fi Ltd.	14,085	459,579
Macquarie Group Ltd.	34,667	3,058,580
Magellan Financial Group Ltd.	14,851	648,926
NEXTDC Ltd. (a)	58,629	477,099
Santos Ltd.	204,563	770,211
Saracen Mineral Holdings Ltd. (a)	141,831	607,987
Woolworths Group Ltd.	156,825	4,333,847

TOTAL AUSTRALIA		23,254,382

Bailiwick of Jersey - 0.8%
Centamin PLC	148,160	394,671
Ferguson PLC	28,923	2,549,663

TOTAL BAILIWICK OF JERSEY		2,944,334

Belgium - 0.3%
Aedifica SA	2,800	323,229
Elia System Operator SA/NV	4,146	450,285
Warehouses de Pauw	16,278	520,592

TOTAL BELGIUM		1,294,106

Denmark - 6.2%
Ambu A/S Series B	21,693	754,590
Carlsberg A/S Series B	11,698	1,717,219
Christian Hansen Holding A/S	12,269	1,391,536
DSV A/S	16,549	2,269,640
Genmab A/S (a)	8,355	2,853,417
GN Store Nord A/S	10,651	649,503
Novo Nordisk A/S Series B	113,988	7,479,049
ORSTED A/S (b)	20,454	2,915,205
Royal Unibrew A/S	4,316	435,717
Vestas Wind Systems A/S	20,738	2,658,300

TOTAL DENMARK		23,124,176

Finland - 1.0%
Elisa Corp. (A Shares)	19,248	1,144,089
Neste Oyj	54,201	2,482,335

TOTAL FINLAND		3,626,424

France - 10.3%
Air Liquide SA	57,322	9,428,336
Alstom SA	17,151	954,189
bioMerieux SA	5,480	887,585
Dassault Systemes SA	13,138	2,384,837
Eiffage SA (a)	10,017	873,165
Iliad SA	3,321	650,952
Ingenico SA	7,786	1,248,702
L'Oreal SA	24,094	8,086,618
LVMH Moet Hennessy Louis Vuitton SE	13,658	5,939,088
Sartorius Stedim Biotech	3,082	958,437
SR Teleperformance SA	7,371	2,147,224
VINCI SA	53,975	4,645,362

TOTAL FRANCE		38,204,495

Germany - 7.6%
Allianz SE	40,453	8,397,167
Bechtle AG	3,511	681,991
Deutsche Borse AG	18,484	3,366,141
Hannover Reuck SE	7,587	1,281,581
HelloFresh AG (a)	17,970	978,374
LEG Immobilien AG	7,579	1,055,788
Merck KGaA	4,583	583,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,009	4,773,706
Puma AG	9,557	741,205
Scout24 AG (b)	12,727	1,101,145
TeamViewer AG (a)(b)	15,689	845,499
Vonovia SE	49,231	3,199,980
Zalando SE (a)(b)	17,073	1,231,606

TOTAL GERMANY		28,237,496

Hong Kong - 2.0%
AIA Group Ltd.	807,000	7,276,673
Ireland - 0.3%
James Hardie Industries PLC CDI	55,790	1,154,720
Israel - 0.1%
Israel Discount Bank Ltd. (Class A)	136,380	413,752
Italy - 1.7%
DiaSorin S.p.A.	1,939	379,151
Enel SpA	435,068	3,985,451
Infrastrutture Wireless Italiane SpA (b)	36,265	365,883
Nexi SpA (a)(b)	32,293	576,870
Terna SpA	126,730	941,370

TOTAL ITALY		6,248,725

Japan - 28.4%
Advantest Corp.	25,100	1,370,437
Astellas Pharma, Inc.	95,600	1,491,166
Bandai Namco Holdings, Inc.	19,200	1,060,269
Capcom Co. Ltd.	10,500	409,664
Casio Computer Co. Ltd.	29,300	468,285
Chugai Pharmaceutical Co. Ltd.	82,100	3,706,753
Cosmos Pharmaceutical Corp.	2,800	511,303
Dai Nippon Printing Co. Ltd.	37,100	806,028
Daifuku Co. Ltd.	15,900	1,426,952
Daiichi Sankyo Kabushiki Kaisha	59,600	5,273,800
Disco Corp.	3,600	856,001
Fujifilm Holdings Corp.	35,300	1,578,707
Fujitsu Ltd.	24,000	3,213,484
Hikari Tsushin, Inc.	2,200	473,856
Hoshizaki Corp.	6,800	516,480
Hoya Corp.	42,100	4,144,178
Hulic Co. Ltd.	62,700	536,642
Ibiden Co. Ltd.	16,800	451,047
IT Holdings Corp.	28,300	607,412
Itochu Corp.	199,400	4,372,109
Japan Real Estate Investment Corp.	152	775,400
KDDI Corp.	201,500	6,407,185
Keihan Electric Railway Co., Ltd.	12,800	517,538
Kobe Bussan Co. Ltd.	7,200	442,794
Kyowa Hakko Kirin Co., Ltd.	31,900	787,837
Lasertec Corp.	9,900	860,422
Lion Corp.	38,500	992,551
M3, Inc.	54,400	2,793,580
Mercari, Inc. (a)	12,200	509,414
MonotaRO Co. Ltd.	17,700	753,280
NEC Corp.	29,800	1,669,562
Nexon Co. Ltd.	59,000	1,521,610
Nichirei Corp.	16,700	476,848
Nihon M&A Center, Inc.	11,200	541,722
Nippon Accommodations Fund, Inc.	59	379,566
Nippon Telegraph & Telephone Corp.	36,200	840,255
Nissin Food Holdings Co. Ltd.	10,900	976,166
Nitori Holdings Co. Ltd.	10,900	2,385,839
Nomura Holdings, Inc.	417,600	1,965,298
Nomura Research Institute Ltd.	47,700	1,250,911
NTT DOCOMO, Inc.	149,500	4,115,902
Obayashi Corp.	90,800	810,698
OBIC Co. Ltd.	6,900	1,232,620
Oracle Corp. Japan	4,300	515,082
Osaka Gas Co. Ltd.	53,600	993,835
Otsuka Corp.	13,900	716,962
Pan Pacific International Holdings Ltd.	77,400	1,757,047
Recruit Holdings Co. Ltd.	86,800	2,707,800
Sekisui House Ltd.	80,100	1,462,928
SG Holdings Co. Ltd.	31,300	1,144,311
Shin-Etsu Chemical Co. Ltd.	37,500	4,388,954
Sony Corp.	132,700	10,310,132
Square Enix Holdings Co. Ltd.	11,000	586,085
Tobu Railway Co. Ltd.	26,600	744,903
Tokyo Electron Ltd.	20,200	5,589,689
Toppan Printing Co. Ltd.	42,900	643,132
Toyo Suisan Kaisha Ltd.	13,100	792,027
Tsuruha Holdings, Inc.	4,600	634,018
Unicharm Corp.	56,700	2,548,567
Welcia Holdings Co. Ltd.	6,600	604,790
Yahoo! Japan Corp.	318,200	1,692,104
Yamada Denki Co. Ltd.	90,000	388,550
Yamato Holdings Co. Ltd.	52,900	1,364,059

TOTAL JAPAN		105,866,546

Netherlands - 2.4%
ASM International NV (Netherlands)	6,132	924,207
ASML Holding NV (Netherlands)	2,862	1,017,549
Euronext NV (b)	9,002	1,027,518
Ferrari NV	9,817	1,750,202
Imcd NV	6,763	697,545
SBM Offshore NV	24,846	384,427
Vopak NV	8,549	466,758
Wolters Kluwer NV	33,251	2,618,774

TOTAL NETHERLANDS		8,886,980

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp.	73,897	1,764,306
Meridian Energy Ltd.	134,538	433,636
The a2 Milk Co. Ltd. (a)	95,141	1,314,952

TOTAL NEW ZEALAND		3,512,894

Norway - 0.1%
Gjensidige Forsikring ASA (a)	20,466	419,130
Singapore - 0.3%
Mapletree Logistics Trust (REIT)	377,400	587,864
Singapore Exchange Ltd.	102,700	612,639

TOTAL SINGAPORE		1,200,503

Spain - 3.5%
Cellnex Telecom SA (b)	36,860	2,310,772
Ferrovial SA	54,940	1,342,222
Iberdrola SA	701,607	9,024,921
Viscofan Envolturas Celulosicas SA	5,034	369,130

TOTAL SPAIN		13,047,045

Sweden - 2.9%
Castellum AB	32,313	690,768
Evolution Gaming Group AB (b)	15,882	1,082,399
Fastighets AB Balder (a)	12,104	497,791
Getinge AB (B Shares)	28,108	671,624
Investor AB (B Shares)	48,859	2,874,681
Lifco AB	5,778	440,903
Nibe Industrier AB (B Shares)	46,914	1,122,051
Skanska AB (B Shares) (a)	45,300	910,612
Stillfront Group AB (a)	3,581	347,076
Sweco AB (B Shares)	8,814	503,927
Swedish Match Co. AB	20,859	1,598,819

TOTAL SWEDEN		10,740,651

Switzerland - 12.2%
Allreal Holding AG	1,785	354,834
Banque Cantonale Vaudoise	3,652	382,151
Galenica Sante Ltd. (b)	6,291	467,414
Givaudan SA	614	2,525,017
Logitech International SA (Reg.)	22,261	1,613,317
Nestle SA (Reg. S)	134,838	16,035,167
Partners Group Holding AG	1,718	1,655,351
PSP Swiss Property AG	5,194	578,720
Roche Holding AG (participation certificate)	37,571	13,012,962
Sika AG	10,120	2,218,643
Sunrise Communications Group AG (b)	4,340	404,080
Swiss Prime Site AG	9,556	868,822
Swisscom AG	3,194	1,696,622
VAT Group AG (b)	3,086	585,110
Zurich Insurance Group Ltd.	8,030	2,969,518

TOTAL SWITZERLAND		45,367,728

United Kingdom - 11.9%
Admiral Group PLC	31,780	998,400
Anglo American PLC (United Kingdom)	171,983	4,210,302
Ashtead Group PLC	45,905	1,463,183
Avast PLC (b)	59,183	445,068
Aveva Group PLC	8,114	440,356
BAE Systems PLC	401,533	2,573,388
Berkeley Group Holdings PLC	16,191	943,982
Derwent London PLC	12,972	488,355
Genus PLC	8,185	364,282
GlaxoSmithKline PLC	46,988	936,016
Halma PLC	41,274	1,176,723
Hikma Pharmaceuticals PLC	20,949	589,578
Howden Joinery Group PLC	76,473	490,806
IG Group Holdings PLC	47,193	454,669
London Stock Exchange Group PLC	38,409	4,242,617
Ocado Group PLC (a)	62,768	1,686,813
Pennon Group PLC	52,968	738,766
Persimmon PLC	36,344	1,142,735
Phoenix Group Holdings PLC	52,252	450,468
Prudential PLC	210,245	3,004,562
Reckitt Benckiser Group PLC	94,718	9,497,339
Rentokil Initial PLC	217,095	1,518,075
Rightmove PLC	112,273	810,257
Royal Dutch Shell PLC Class B (United Kingdom)	12,766	179,189
Segro PLC	136,264	1,728,758
Severn Trent PLC	30,220	969,171
Spirax-Sarco Engineering PLC	6,831	921,897
Tate & Lyle PLC	51,092	435,519
Unite Group PLC	45,742	562,238
United Utilities Group PLC	85,799	1,010,798

TOTAL UNITED KINGDOM		44,474,310

TOTAL COMMON STOCKS
(Cost $344,509,807)		369,295,070

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.14% (c)
(Cost $18,948,630)	18,943,000	18,948,683
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $363,458,437)		388,243,753
NET OTHER ASSETS (LIABILITIES) - (4.2)%(d)		(15,768,948)
NET ASSETS - 100%		$372,474,805

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Sept. 2020	$3,083,120	$(32,513)	$(32,513)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,358,569 or 3.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $290,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,490
Total	$2,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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